Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Employees Benefit Plans [Abstract]
Employee Benefit Plans
NOTE 20.
EMPLOYEE BENEFIT PLANS
The Corporation has a defined contribution pension plan covering a significant number of its employees. Under this plan, the Corporation matched individual contributions up to 5% (2021 – 3%) of the employee’s eligible compensation. Total expense under the defined contribution plan in 2022 was $11 million (2021 – $6 million).